Income Taxes (Details) - Schedule of reconciliation of the unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the unrecognized tax benefits [Abstract]
Unrecognized tax benefit – beginning balance	$ 1,176	$ 1,071
Increase related to tax positions taken in the current year	111	111
Increase related to tax positions taken in the prior year
Decrease related to tax positions taken in the prior year	(36)	(6)
Unrecognized tax benefit – ending balance	$ 1,251	$ 1,176